Share Capital/Treasury Shares	6 Months Ended
Jun. 30, 2023
Disclosure of Share Capital Reserves and other Equity Interest [Abstract]
Share Capital/Treasury Shares
22.
SHARE CAPITAL/TREASURY SHARES

Share capital

The share capital as of January 1, 2023 and June 30, 2023 represented the issued ordinary share capital of the Company.

	NOTES	Number of shares	Par value per share	Amount
			US$	In thousands of US$
Authorized:
As of January 1, 2022, and June 30, 2022 and January 1, 2023		444,343,488		44

As of June 30, 2023	(i)	600,000,000		65

Issued and fully paid:
As of January 1, 2022		393,252,140		40
Exercise of share options	(ii)	6,973,958	0.0001	1
As of June 30, 2022		400,226,098		41
As of June 30, 2022, restated by applying the exchange ratio pursuant to the Business Combination		28,687,806		3

As of January 1, 2023		401,804,327		41
As of January 1, 2023, restated by applying the exchange ratio pursuant to the Business Combination		28,800,932		3
Class B ordinary shares issued to holders of the convertible preferred shares		54,420,964		6
Class A ordinary shares issued in connection to the Business Combination		3,312,715		—
Class A ordinary shares issued to the Series A preferred shareholders (PIPE) in May 2023		2,668,750		—
Class B ordinary shares issued to PIPE investors		230,000		—
Exercise of share options	(iii)	47,443	0.0001	—
As of June 30, 2023		89,480,804		9

Note i: Pursuant to the Apollomics’ sixth amended and restated memorandum and articles of association (the “MAA”) the authorized share capital of Apollomics is 500,000,000 Class A Ordinary Shares, and 100,000,000 Class B Ordinary Shares, and 50,000,000 preference shares, par value $0.0001 per share.

Note ii: During the six months ended June 30, 2022, share option holders exercised their rights to subscribe for 158,333, 6,750,000, 25,000 and 40,625 ordinary shares in the Company at an exercise price of US$0.01, US$0.02, US$0.21 and US$0.26 per share, respectively.

Note iii: During the six months ended June 30, 2023, share option holders exercised their rights to subscribe for 23,893, 16,202, 4,122 and 3,226 ordinary shares in the Company at an exercise price of US$0.28, US$2.93, US$3.63 and US$4.32 per share, respectively.

All the ordinary shares issued during the six months ended June 30, 2022 and 2023 rank pari passu with the existing shares in all respects.

On March 29, 2023, the Company’s Class A ordinary shares and warrants are listed on Nasdaq under the trading symbols “APLM” and “APLMW,” respectively. Pursuant to the Apollomics’ sixth amended and restated memorandum and articles of association (the “MAA”) the authorized share capital of Apollomics is 500,000,000 Class A Ordinary Shares, and 100,000,000 Class B Ordinary Shares, and 50,000,000 preference shares, par value $0.0001 per share.

Treasury shares

	Number of treasury shares	Subscription price per share	Amount
		US$	In thousands of US$
As of January 1, 2022	1,009,724		1,647
Restricted shares vested	(83,482)	0.0003	(21)
Early exercised share options vested during the period	(429,490)	0.0036	(1,558)
As of June 30, 2022	496,752		68

As of January 1, 2023	496,752		68
Restricted shares vested	(496,752)	0.0001	(68)
As of June 30, 2023	—		—

Treasury shares represented unvested restricted shares granted to the director of the Company and the unvested restricted shares issued upon the early exercise of share options as elected by the director of the Company.